Lease	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Lease

15.	Lease

(1)	As a lessee
1)    Details of the
right-of-use
assets as of December 31, 2021 and 2020 are as
follows:

(In millions of won)
	December 31, 2021		December 31, 2020
Land, buildings and structures	￦	1,392,925	1,269,753
Others		166,408	202,282

	￦	1,559,333	1,472,035

2)    Details of amounts recognized in the consolidated statements of income for the years ended December 31,
 2021,
2020 and 2019 as a lessee are as
follows:

(In millions of won)	2021		2020	2019
Depreciation of right-of-use assets(*)
Land, buildings and structures	￦	338,304	347,166	359,755
Others		95,666	89,065	89,062

	￦	433,970	436,231	448,817

Interest expense on lease liabilities(*)	￦	23,998	22,976	25,981
Expenses related to short-term leases(*)		25,435	20,193	19,098
Expenses related to leases of low-value assets except for short-term leases(*)		3,772	3,297	2,550

(*)	Includes amounts related to discontinued operations.

3)
The total cash outflows due to lease payments for the years ended
December 31, 2021, 2020 and 2019 amounted
 to

~~￦~~

484,879 million
,

~~￦~~

459,132 million
and

~~￦~~

489,440
million, respectively, those amounts include cash flows from discontinued operations.

(2)	As a lessor
1)    Finance lease
The Group recognized interest income of

~~￦~~

2,053
million,

~~￦~~

2,223 million and

~~￦~~

1,712
million on lease receivables for the years ended December 31, 2021, 2020 and 2019, respectively, those amounts include profit or loss from discontinued operations.
The following table sets out a maturity analysis for lease receivables, presenting the undiscounted lease payments to be received subsequent to December 31, 2021.

(In millions of won)
	Amount
Less than 1 year	￦	22,497
1 ~ 2 years		11,124
2 ~ 3 years		10,425
3 ~ 4 years		3,619
4 ~ 5 years		58
More than 5 years		6

Undiscounted lease payments	￦	47,729

Unrealized finance income		867

Net investment in the lease		46,862

2)    Operating lease
The Group recognized lease income of

~~￦~~

230,140 million
,

~~￦~~

238,545
million and

~~￦~~

168,482
million for the years ended December 31, 2021, 2020 and 2019, respectively, of which variable lease payments received are

~~￦~~

17,686

million
,

~~￦~~

21,715 million and

~~￦~~

25,228 million, respectively.
The following table sets out a maturity analysis of lease payments, presenting the undiscounted fixed payments to be received subsequent to December 31, 2021.

(In millions of won)
	Amount
Less than 1 year	￦	170,575
1 ~ 2 years		113,524
2 ~ 3 years		51,433
3 ~ 4 years		1,409
4 ~ 5 years		808
More than 5 years		1,935

	￦	339,684